Shareholder Report, Line Graph (Details) 192809_Geneva SMID Cap Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)						12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Sep. 03, 2021	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 98,754	$ 101,400	$ 85,200	$ 79,000	$ 100,000	$ 93,529
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 TR
Accumulated Value	151,172	130,456	102,612	88,501	100,000	$ 181,980
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2500 Growth Total Return
Accumulated Value	$ 101,329	$ 91,011	$ 78,612	$ 73,087	$ 100,000	$ 116,853